================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21257

                       PNC ALTERNATIVE STRATEGIES FUND LLC
               (Exact name of registrant as specified in charter)

                                   ----------

                                Two Hopkins Plaza
                               Baltimore, MD 21201
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Funds Services
                             1 Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-239-0418

                     DATE OF FISCAL YEAR END: MARCH 31, 2010

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2009

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS

PNC ALTERNATIVE STRATEGIES
FUND LLC

QUARTERLY REPORT (UNAUDITED)
DECEMBER 31, 2009

PNC ALTERNATIVE STRATEGIES FUND LLC
SCHEDULE OF INVESTMENTS (UNAUDITED)
DECEMBER 31, 2009
--------------------------------------------------------------------------------

PNC Alternative Strategies Fund LLC (the "Fund") invests substantially all of its assets in PNC Alternative Strategies Master Fund LLC (the "Master Fund"). As of December 31, 2009, the Fund owned 86.01% of the Master Fund. The schedule of investments of the Master Fund is as follows:

                                                                                     % OF
                                                                                    MEMBERS'
INVESTMENTS                                                 COST         VALUE      CAPITAL     LIQUIDITY+
------------------------------------------------------------------------------------------------------------
INVESTMENT FUNDS*

    LONG/SHORT - VARIABLE EXPOSURE
      Addison Clark Fund, L.P.                         $  1,500,000  $  1,540,500    5.79 %     Quarterly
      Cadian Fund, L.P.                                   2,276,535     2,258,545    8.49       Quarterly
      Cobalt Partners, L.P.                               2,045,259     2,232,388    8.39      Semi-Annual
      Coeus Capital, L.P.                                 2,000,000     1,975,216    7.42       Quarterly
      Criterion Institutional Partners, L.P.              1,418,806     1,872,710    7.04       Quarterly
                                                       ------------  ------------   -----
                Total Long/Short - Variable Exposure      9,240,600     9,879,359   37.13
    LONG/SHORT - HIGHLY HEDGED
      Harvest Small Cap Partners Qualified L.P.           1,500,000     1,522,943    5.72        Monthly
      Pennant Winward Fund, L.P.                          1,038,105     2,207,380    8.30       Quarterly
                                                       ------------  ------------   -----
                Total Long/Short - Highly Hedged          2,538,105     3,730,323   14.02
    LONG/SHORT - LONG-BIASED
      Clovis Capital Partners Institutional, L.P.         1,721,180     2,170,724    8.16       Quarterly
      Harvey SMidCap, L.P.                                1,803,307     2,403,055    9.03       Quarterly
                                                       ------------  ------------   -----
                Total Long/Short - Long-Biased            3,524,487     4,573,779   17.19
    EVENT-DRIVEN
      Altima Global Special Situations Fund, L.P.         1,011,475     1,091,628    4.10       Quarterly
      Perry Partners, L.P.                                  108,884        73,665    0.28          ++
                                                       ------------  ------------   -----
                Total Event-Driven                        1,120,359     1,165,293    4.38
    STRUCTURED CREDIT
      Petra Offshore Fund, L.P.**                         1,250,000             -    0.00       Quarterly
                                                       ------------  ------------   -----
                Total Structured Credit                   1,250,000             -    0.00
                                                       ------------  ------------   -----
Total Investment Funds                                   17,673,551    19,348,754   72.72
                                                       ------------  ------------   -----
                Total Investments                      $ 17,673,551  $ 19,348,754   72.72 %
                                                       ============  ============   =====

*   All investment funds are non-income producing.
** This investment fund has been fair valued by the Fund's Fair Value Committee in accordance with procedures approved by the Board of Directors.
+   Liquidity terms shown apply after lock-up provisions.
++ The remaining investment is a side pocket, which is in the process of liquidating.
Amount designated as "-" is $0.

As of December 31, 2009, the value of the Master Fund's investments by country as a percentage of members' capital is as follows:

          COUNTRY                      COST               VALUE

      United States - 72.72%       $ 17,673,551       $ 19,348,754
                                   ------------       ------------
                                   $ 17,673,551       $ 19,348,754
                                   ============       ============

Percentages shown above and on previous page are based on members' capital of $26,607,656. The aggregate cost of investments for tax purposes was expected to be similar to book cost of $17,673,551. Net unrealized appreciation on investments for tax purposes was $1,675,203 consisting of $3,003,196 of gross unrealized appreciation and $1,327,993 of gross unrealized depreciation.

The investments in Investment Funds shown on the previous page, representing 72.72% of members' capital, have been fair valued in accordance with procedures established by the Board of Directors. The following table summarizes the valuation of the Master Fund's investments under ASC 820 fair value hierarchy levels as of December 31, 2009:

PNC ALTERNATIVE STRATEGIES FUND LLC
SCHEDULE OF INVESTMENTS (UNAUDITED)
DECEMBER 31, 2009
--------------------------------------------------------------------------------



                                                LEVEL 1         LEVEL 2            LEVEL 3            TOTAL
                                              -----------     ------------       -----------       ------------
Investment Funds                              $         -     $ 17,116,366       $ 2,232,388       $ 19,348,754
                                              ===========     ============       ===========       ============

The following is a reconciliation of the investments in Investment Funds in which significant unobservable inputs (Level 3) were used in determining value. The Master Fund adopted Accounting Standards Update 2009-12, Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), ASU 2009-12, as of December 31, 2009. The "Net transfers in and/or out of Level 3" shown in the reconciliation below reflect the adoption of ASU 2009-12.


  Beginning                             Change in unrealized                           Net transfers in            Ending
Balance as of          Realized             appreciation/         Net purchase/         and/or out of           Balance as of
   3/31/09           gain/(loss)           (depreciation)             sales                Level 3                12/31/09
-------------        ------------       --------------------      -------------      --------------------       -------------
 $25,055,586            $45,259               $ 48,200            ($2,000,000)          ($20,916,657)            $2,232,388
-------------        ------------       --------------------      -------------      --------------------       -------------

For information on the Master Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Master Fund's most recent semi-annual or annual financial reports.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) As of the date of this Form N-Q there were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) Separate certifications for the chief executive officer and the chief financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PNC Alternative Strategies Fund LLC



/s/ Kevin A. McCreadie
-----------------------------
Kevin A. McCreadie
Chief Executive Officer

Date: February 26, 2010



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Kevin A. McCreadie
-----------------------------
Kevin A. McCreadie
Chief Executive Officer

Date: February 26, 2010


/s/ Jennifer E. Spratley
-----------------------------
Jennifer E. Spratley
Chief Financial Officer

Date: February 26, 2010